UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

                                                       BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

                                                      Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

                                                 Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BB&T Equity Index Fund

Schedule of Investments

September 30, 2007

(Unaudited)

Fair Value
Mutual Funds (100.3%)
S&P 500 Index Master Portfolio	$125,258,409

TOTAL INVESTMENTS - 100.3%	$125,258,409

Percentages based on net assets of $124,845,970.

See accompanying notes to the Schedule of Investments

Notes to Schedule of Investments

September 30, 2007

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio, a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments are included in this Form and should be read in conjunction with the Fund’s Schedule of Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.34% in the net assets of the Master Portfolio at September 30, 2007.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments (the “Schedule”). The policies are in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

(A) Security Valuation – The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included in this Form.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2007 (Unaudited)

Security		Shares	Value

COMMON STOCKS—97.00%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)	(a) (b)	92,872	$964,011
Omnicom Group Inc.	(b)	69,842	3,358,702
			4,322,713

AEROSPACE & DEFENSE—2.31%
Boeing Co. (The)		162,180	17,027,278
General Dynamics Corp.	(b)	83,051	7,015,318
Goodrich Corp.	(b)	25,555	1,743,618
L-3 Communications Holdings Inc.		25,514	2,606,000
Lockheed Martin Corp.		72,809	7,899,048
Northrop Grumman Corp.		70,607	5,507,346
Raytheon Co.	(b)	90,883	5,800,153
Rockwell Collins Inc.		34,478	2,518,273
United Technologies Corp.		205,299	16,522,464
			66,639,498

AGRICULTURE—1.67%
Altria Group Inc.		435,071	30,250,487
Archer-Daniels-Midland Co.		134,340	4,443,967
Monsanto Co.	(b)	112,558	9,650,723
Reynolds American Inc.	(b)	35,001	2,225,714
UST Inc.	(b)	32,833	1,628,517
			48,199,408

AIRLINES—0.08%
Southwest Airlines Co.	(b)	161,682	2,392,894
			2,392,894

APPAREL—0.41%
Coach Inc.	(a)	75,727	3,579,615
Jones Apparel Group Inc.	(b)	22,672	479,059
Liz Claiborne Inc.	(b)	20,949	719,179
Nike Inc. Class B		77,984	4,574,541
Polo Ralph Lauren Corp.		12,453	968,221
VF Corp.	(b)	18,226	1,471,749
			11,792,364

AUTO MANUFACTURERS—0.42%
Ford Motor Co.	(a) (b)	428,704	3,639,697
General Motors Corp.	(b)	115,579	4,241,749
PACCAR Inc.	(b)	51,054	4,352,354
			12,233,800

AUTO PARTS & EQUIPMENT—0.21%
Goodyear Tire & Rubber Co. (The)	(a)	41,316	1,256,420
Johnson Controls Inc.		40,560	4,790,542
			6,046,962

BANKS—5.70%
Banco Bilbao Vizcaya Argentaria SA SP ADR		1	22
Bank of America Corp.		918,829	46,189,534
Bank of New York Mellon Corp. (The)		233,052	10,286,915
BB&T Corp.		111,759	4,513,946
Comerica Inc.		32,626	1,673,061
Commerce Bancorp Inc.		38,344	1,486,980
Discover Financial Services LLC	(a)	105,234	2,188,867
Fifth Third Bancorp	(b)	114,063	3,864,454
First Horizon National Corp.	(b)	25,534	680,736
Huntington Bancshares Inc.		75,447	1,281,090
KeyCorp		82,035	2,652,192
M&T Bank Corp.	(b)	15,826	1,637,200
Marshall & Ilsley Corp.	(b)	52,668	2,305,278
National City Corp.	(b)	126,157	3,165,279
Northern Trust Corp.		38,275	2,536,484
PNC Financial Services Group Inc. (The)		70,844	4,824,476
Regions Financial Corp.		149,042	4,393,758
State Street Corp.		82,001	5,589,188
SunTrust Banks Inc.		73,126	5,533,444
Synovus Financial Corp.	(b)	66,690	1,870,655
U.S. Bancorp	(b)	362,329	11,786,562
Wachovia Corp.		394,365	19,777,405
Wells Fargo & Co.		690,178	24,584,140
Zions Bancorporation		22,159	1,521,659
			164,343,325

BEVERAGES—2.16%
Anheuser-Busch Companies Inc.		157,219	7,859,378
Brown-Forman Corp. Class B	(b)	16,146	1,209,497
Coca-Cola Co. (The)		415,586	23,883,727
Coca-Cola Enterprises Inc.		56,780	1,375,212
Constellation Brands Inc. Class A	(a) (b)	42,569	1,030,595
Molson Coors Brewing Co. Class B		12,723	1,268,101
Pepsi Bottling Group Inc.		27,577	1,025,037
PepsiCo Inc.		335,937	24,610,745
			62,262,292

BIOTECHNOLOGY—0.92%
Amgen Inc.	(a)	225,461	12,754,329
Biogen Idec Inc.	(a)	59,034	3,915,725
Celgene Corp.	(a) (b)	77,697	5,540,573
Genzyme Corp.	(a) (b)	53,706	3,327,624
Millipore Corp.	(a) (b)	11,586	878,219
			26,416,470

BUILDING MATERIALS—0.11%
American Standard Companies Inc.		35,538	1,265,864
Masco Corp.	(b)	80,794	1,871,997
			3,137,861

CHEMICALS—1.38%
Air Products and Chemicals Inc.	(b)	45,016	4,400,764
Ashland Inc.		12,844	773,337
Dow Chemical Co. (The)		195,888	8,434,937
Du Pont (E.I.) de Nemours and Co.	(b)	189,895	9,411,196
Eastman Chemical Co.	(b)	16,934	1,130,006
Ecolab Inc.	(b)	36,468	1,721,290
Hercules Inc.	(b)	22,474	472,403
International Flavors & Fragrances Inc.		15,978	844,597
PPG Industries Inc.		33,738	2,548,906
Praxair Inc.		65,990	5,527,322
Rohm & Haas Co.	(b)	28,866	1,606,970
Sherwin-Williams Co. (The)	(b)	22,658	1,488,857
Sigma-Aldrich Corp.	(b)	26,829	1,307,645
			39,668,230

COAL—0.15%
CONSOL Energy Inc.	(b)	37,143	1,730,864
Peabody Energy Corp.		53,854	2,577,991
			4,308,855

COMMERCIAL SERVICES—0.61%
Apollo Group Inc. Class A	(a) (b)	28,383	1,707,237
Block (H & R) Inc.	(b)	65,736	1,392,288
Convergys Corp.	(a)	28,199	489,535
Donnelley (R.R.) & Sons Co.	(b)	44,218	1,616,610
Equifax Inc.		29,014	1,106,014
McKesson Corp.	(b)	60,651	3,565,672
Monster Worldwide Inc.	(a)	26,164	891,146
Moody’s Corp.	(b)	48,021	2,420,258
Robert Half International Inc.		34,709	1,036,411
Western Union Co.		157,703	3,307,032
			17,532,203

COMPUTERS—4.48%
Affiliated Computer Services Inc. Class A	(a)	22,827	1,146,828
Apple Inc.	(a)	179,658	27,584,689
Cognizant Technology Solutions Corp.	(a) (b)	28,952	2,309,501
Computer Sciences Corp.	(a)	35,038	1,958,624
Dell Inc.	(a)	467,542	12,904,159
Electronic Data Systems Corp.		105,920	2,313,293
EMC Corp.	(a) (b)	441,829	9,190,043
Hewlett-Packard Co.		538,058	26,789,908
International Business Machines Corp.		281,719	33,186,498
Lexmark International Inc. Class A	(a)	20,167	837,536
NCR Corp.	(a)	36,237	1,804,603
Network Appliance Inc.	(a) (b)	76,355	2,054,713
SanDisk Corp.	(a)	46,504	2,562,370
Sun Microsystems Inc.	(a)	736,902	4,134,020
Unisys Corp.	(a) (b)	68,634	454,357
			129,231,142

COSMETICS & PERSONAL CARE—2.00%
Avon Products Inc.	(b)	90,814	3,408,249
Colgate-Palmolive Co.		105,166	7,500,439
Estee Lauder Companies Inc. (The) Class A	(b)	26,094	1,107,951
Procter & Gamble Co. (The)		649,699	45,699,828
			57,716,467

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.		34,947	1,747,350
Grainger (W.W.) Inc.		15,209	1,386,909
			3,134,259

DIVERSIFIED FINANCIAL SERVICES—7.37%
American Express Co.		246,440	14,631,143
Ameriprise Financial Inc.		49,445	3,120,474
Bear Stearns Companies Inc. (The)	(b)	24,223	2,974,827
Capital One Financial Corp.		84,790	5,632,600
CIT Group Inc.		40,489	1,627,658
Citigroup Inc.		1,029,907	48,065,760
CME Group Inc.	(b)	11,286	6,628,832
Countrywide Financial Corp.	(b)	121,365	2,307,149
E*TRADE Financial Corp.	(a)	87,145	1,138,114
Federal Home Loan Mortgage Corp.		137,312	8,102,781
Federal National Mortgage Association		200,327	12,181,885
Federated Investors Inc. Class B	(b)	18,457	732,743
Franklin Resources Inc.		34,068	4,343,670
Goldman Sachs Group Inc. (The)		84,844	18,389,089
IntercontinentalExchange Inc.	(a)	14,375	2,183,562
Janus Capital Group Inc.	(b)	37,756	1,067,740
JPMorgan Chase & Co.		705,558	32,328,668
Legg Mason Inc.	(b)	26,859	2,263,945
Lehman Brothers Holdings Inc.		109,430	6,755,114
Merrill Lynch & Co. Inc.		180,498	12,865,897
Morgan Stanley		217,185	13,682,655
Rowe (T.) Price Group Inc.		54,352	3,026,863
Schwab (Charles) Corp. (The)		203,400	4,393,440
SLM Corp.		84,111	4,177,793
			212,622,402

ELECTRIC—3.09%
AES Corp. (The)	(a) (b)	135,652	2,718,466
Allegheny Energy Inc.	(a)	33,702	1,761,267
Ameren Corp.	(b)	43,106	2,263,065
American Electric Power Co. Inc.		83,793	3,861,181
CenterPoint Energy Inc.	(b)	64,098	1,027,491
CMS Energy Corp.	(b)	44,548	749,297
Consolidated Edison Inc.	(b)	55,823	2,584,605
Constellation Energy Group Inc.		37,104	3,183,152
Dominion Resources Inc.	(b)	60,991	5,141,541
DTE Energy Co.		36,302	1,758,469
Duke Energy Corp.	(b)	258,027	4,822,525
Dynegy Inc. Class A	(a) (b)	87,247	806,162
Edison International		66,605	3,693,247
Entergy Corp.		41,783	4,524,681
Exelon Corp.		138,307	10,422,816
FirstEnergy Corp.		65,105	4,123,751
FPL Group Inc.		83,191	5,064,668
Integrys Energy Group Inc.		15,344	786,073
PG&E Corp.	(b)	73,337	3,505,509
Pinnacle West Capital Corp.	(b)	21,114	834,214
PPL Corp.		78,608	3,639,550
Progress Energy Inc.	(b)	52,436	2,456,627
Public Service Enterprise Group Inc.	(b)	51,839	4,561,314
Southern Co. (The)	(b)	157,151	5,701,438
TECO Energy Inc.	(b)	42,072	691,243
TXU Corp.		96,996	6,641,316
Xcel Energy Inc.	(b)	83,030	1,788,466
			89,112,134

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
Emerson Electric Co.	(b)	164,103	8,733,562
Molex Inc.	(b)	28,459	766,401
			9,499,963

ELECTRONICS—0.60%
Agilent Technologies Inc.	(a) (b)	83,656	3,085,233
Applied Biosystems Group		37,353	1,293,908
Jabil Circuit Inc.	(b)	38,280	874,315
PerkinElmer Inc.		25,261	737,874
Solectron Corp.	(a)	183,556	715,868
Tektronix Inc.		16,709	463,508
Thermo Fisher Scientific Inc.	(a)	87,335	5,040,976
Tyco Electronics Ltd.	(a)	102,039	3,615,242
Waters Corp.	(a) (b)	20,728	1,387,118
			17,214,042

ENGINEERING & CONSTRUCTION—0.09%
Fluor Corp.		17,971	2,587,465
			2,587,465

ENTERTAINMENT—0.10%
International Game Technology Inc.		69,343	2,988,683
			2,988,683

ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc.	(a)	50,926	649,306
Waste Management Inc.		109,393	4,128,492
			4,777,798

FOOD—1.75%
Campbell Soup Co.		46,437	1,718,169
ConAgra Foods Inc.		104,058	2,719,036
Dean Foods Co.		27,471	702,708
General Mills Inc.		70,568	4,093,650
Heinz (H.J.) Co.		67,308	3,109,630
Hershey Co. (The)	(b)	35,322	1,639,294
Kellogg Co.		52,616	2,946,496
Kraft Foods Inc.	(b)	331,395	11,436,441
Kroger Co. (The)		146,597	4,180,946
McCormick & Co. Inc. NVS		26,498	953,133
Safeway Inc.	(b)	90,564	2,998,574
Sara Lee Corp.		152,918	2,552,201
SUPERVALU Inc.		42,632	1,663,074
Sysco Corp.		126,333	4,496,191
Tyson Foods Inc. Class A		50,984	910,064
Whole Foods Market Inc.	(b)	28,912	1,415,532
Wrigley (William Jr.) Co.	(b)	45,021	2,891,699
			50,426,838

FOREST PRODUCTS & PAPER—0.36%
International Paper Co.	(b)	92,943	3,333,865
MeadWestvaco Corp.		37,213	1,098,900
Plum Creek Timber Co. Inc.	(b)	36,682	1,641,886
Temple-Inland Inc.		22,099	1,163,070
Weyerhaeuser Co.		42,903	3,101,887
			10,339,608

GAS—0.16%
Nicor Inc.	(b)	8,873	380,652
NiSource Inc.		55,293	1,058,308
Sempra Energy		54,249	3,152,952
			4,591,912

HAND & MACHINE TOOLS—0.09%
Black & Decker Corp. (The)	(b)	14,618	1,217,679
Snap-On Inc.		11,671	578,181
Stanley Works (The)	(b)	16,393	920,139
			2,715,999

HEALTH CARE - PRODUCTS—3.04%
Bard (C.R.) Inc.	(b)	21,110	1,861,691
Bausch & Lomb Inc.		10,948	700,672
Baxter International Inc.		133,815	7,531,108
Becton, Dickinson and Co.		50,400	4,135,320
Boston Scientific Corp.	(a) (b)	266,829	3,722,265
Covidien Ltd.	(a)	102,039	4,234,619
Johnson & Johnson		598,832	39,343,262
Medtronic Inc.	(b)	236,984	13,368,267
Patterson Companies Inc.	(a) (b)	28,028	1,082,161
St. Jude Medical Inc.	(a) (b)	72,203	3,181,986
Stryker Corp.	(b)	51,304	3,527,663
Varian Medical Systems Inc.	(a)	26,441	1,107,613
Zimmer Holdings Inc.	(a)	48,843	3,955,795
			87,752,422

HEALTH CARE - SERVICES—1.35%
Aetna Inc.		108,547	5,890,846
Coventry Health Care Inc.	(a)	32,504	2,022,074
Humana Inc.	(a)	34,051	2,379,484
Laboratory Corp. of America Holdings	(a)	25,588	2,001,749
Manor Care Inc.	(b)	15,138	974,887
Quest Diagnostics Inc.	(b)	32,510	1,878,103
Tenet Healthcare Corp.	(a) (b)	95,718	321,612
UnitedHealth Group Inc.		276,005	13,366,922
WellPoint Inc.	(a)	126,807	10,007,608
			38,843,285

HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	(b)	33,997	1,639,335
			1,639,335

HOME BUILDERS—0.10%
Centex Corp.	(b)	24,290	645,385
Horton (D.R.) Inc.	(b)	56,495	723,701
KB Home	(b)	15,855	397,326
Lennar Corp. Class A	(b)	28,266	640,225
Pulte Homes Inc.	(b)	43,268	588,877
			2,995,514

HOME FURNISHINGS—0.09%
Harman International Industries Inc.		13,353	1,155,302
Whirlpool Corp.	(b)	15,988	1,424,531
			2,579,833

HOUSEHOLD PRODUCTS & WARES—0.41%
Avery Dennison Corp.	(b)	19,797	1,128,825
Clorox Co. (The)	(b)	30,723	1,873,796
Fortune Brands Inc.	(b)	30,914	2,519,182
Kimberly-Clark Corp.		88,119	6,191,241
			11,713,044

HOUSEWARES—0.06%
Newell Rubbermaid Inc.	(b)	56,544	1,629,598
			1,629,598

INSURANCE—4.54%
ACE Ltd.	(b)	66,526	4,029,480
Aflac Inc.		101,080	5,765,603
Allstate Corp. (The)		123,203	7,045,980
Ambac Financial Group Inc.	(b)	21,649	1,361,939
American International Group Inc.		534,513	36,159,804
Aon Corp.	(b)	63,258	2,834,591
Assurant Inc.	(b)	20,609	1,102,582
Chubb Corp.		84,132	4,512,840
CIGNA Corp.		61,415	3,272,805
Cincinnati Financial Corp.		35,503	1,537,635
Genworth Financial Inc. Class A		90,296	2,774,796
Hartford Financial Services Group Inc. (The)		65,048	6,020,192
Lincoln National Corp.		57,856	3,816,760
Loews Corp.		93,383	4,515,068
Marsh & McLennan Companies Inc.	(b)	113,405	2,891,828
MBIA Inc.	(b)	27,513	1,679,669
MetLife Inc.		152,203	10,613,115
MGIC Investment Corp.	(b)	17,102	552,566
Principal Financial Group Inc.	(b)	55,116	3,477,268
Progressive Corp. (The)	(b)	155,380	3,015,926
Prudential Financial Inc.		96,789	9,444,671
Safeco Corp.	(b)	22,968	1,406,101
Torchmark Corp.		19,892	1,239,669
Travelers Companies Inc. (The)		139,035	6,999,022
Unum Group	(b)	69,954	1,711,774
XL Capital Ltd. Class A	(b)	37,854	2,998,037
			130,779,721

INTERNET—1.99%
Akamai Technologies Inc.	(a) (b)	35,917	1,031,895
Amazon.com Inc.	(a)	63,598	5,924,154
eBay Inc.	(a)	236,434	9,225,655
Google Inc. Class A	(a)	47,706	27,062,183
IAC/InterActiveCorp	(a)	44,597	1,323,193
Symantec Corp.	(a)	193,059	3,741,483
VeriSign Inc.	(a) (b)	50,202	1,693,815
Yahoo! Inc.	(a)	274,205	7,359,662
			57,362,040

INVESTMENT COMPANIES—0.05%
American Capital Strategies Ltd.	(b)	36,448	1,557,423
			1,557,423

IRON & STEEL—0.30%
Allegheny Technologies Inc.		21,685	2,384,266
Nucor Corp.		62,038	3,689,400
United States Steel Corp.		24,753	2,622,333
			8,695,999

LEISURE TIME—0.25%
Brunswick Corp.	(b)	18,920	432,511
Carnival Corp.		90,954	4,404,902
Harley-Davidson Inc.	(b)	53,112	2,454,306
			7,291,719

LODGING—0.48%
Harrah’s Entertainment Inc.		38,002	3,303,514
Hilton Hotels Corp.		78,966	3,671,129
Marriott International Inc. Class A		69,132	3,005,168
Starwood Hotels & Resorts Worldwide Inc.		43,821	2,662,126
Wyndham Worldwide Corp.		40,648	1,331,628
			13,973,565

MACHINERY—0.85%
Caterpillar Inc.		133,036	10,434,013
Cummins Inc.		21,653	2,769,202
Deere & Co.	(b)	47,032	6,980,489
Rockwell Automation Inc.	(b)	33,658	2,339,568
Terex Corp.	(a) (b)	21,161	1,883,752
			24,407,024

MANUFACTURING—5.10%
Cooper Industries Ltd.		37,334	1,907,394
Danaher Corp.	(b)	49,505	4,094,559
Dover Corp.		41,899	2,134,754
Eastman Kodak Co.	(b)	58,666	1,569,902
Eaton Corp.		30,481	3,018,838
General Electric Co.		2,124,479	87,953,431
Honeywell International Inc.		157,782	9,383,296
Illinois Tool Works Inc.	(b)	85,736	5,113,295
Ingersoll-Rand Co. Ltd. Class A		62,107	3,382,968
ITT Industries Inc.		37,706	2,561,369
Leggett & Platt Inc.	(b)	36,156	692,749
Pall Corp.	(b)	25,222	981,136
Parker Hannifin Corp.		24,181	2,704,161
Textron Inc.	(b)	51,308	3,191,871
3M Co.		147,169	13,772,075
Tyco International Ltd.		102,039	4,524,409
			146,986,207

MEDIA—2.81%
CBS Corp. Class B		146,647	4,619,381
Clear Channel Communications Inc.		101,547	3,801,920
Comcast Corp. Class A	(a)	641,114	15,502,137
DIRECTV Group Inc. (The)	(a)	157,516	3,824,488
Dow Jones & Co. Inc.		13,256	791,383
Gannett Co. Inc.	(b)	47,969	2,096,245
McGraw-Hill Companies Inc. (The)		72,401	3,685,935
Meredith Corp.		7,699	441,153
New York Times Co. (The) Class A	(b)	29,444	581,813
News Corp. Class A		478,746	10,527,625
Scripps (E.W.) Co. Class A		16,842	707,364
Time Warner Inc.		781,877	14,355,262
Tribune Co.		17,371	474,576
Viacom Inc. Class B	(a) (b)	142,773	5,563,864
Walt Disney Co. (The)	(b)	407,082	13,999,550
			80,972,696

METAL FABRICATE & HARDWARE—0.14%
Precision Castparts Corp.		28,147	4,165,193
			4,165,193

MINING—0.74%
Alcoa Inc.		179,815	7,034,363
Freeport-McMoRan Copper & Gold Inc.		79,610	8,350,293
Newmont Mining Corp.		92,010	4,115,607
Vulcan Materials Co.	(b)	19,406	1,730,045
			21,230,308

OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	(b)	45,076	2,047,352
Xerox Corp.	(a)	196,818	3,412,824
			5,460,176

OIL & GAS—8.98%
Anadarko Petroleum Corp.	(b)	96,299	5,176,071
Apache Corp.		68,141	6,136,778
Chesapeake Energy Corp.	(b)	85,795	3,025,132
Chevron Corp.		444,082	41,557,194
ConocoPhillips		337,016	29,579,894
Devon Energy Corp.		91,304	7,596,493
ENSCO International Inc.		31,162	1,748,188
EOG Resources Inc.	(b)	51,447	3,721,162
Exxon Mobil Corp.		1,153,072	106,728,344
Hess Corp.		56,578	3,764,134
Marathon Oil Corp.		140,539	8,013,534
Murphy Oil Corp.		38,172	2,667,841
Nabors Industries Ltd.	(a) (b)	62,218	1,914,448
Noble Corp.		55,178	2,706,481
Occidental Petroleum Corp.		174,639	11,190,867
Rowan Companies Inc.	(b)	22,183	811,454
Sunoco Inc.	(b)	25,748	1,822,443
Tesoro Corp.		28,414	1,307,612
Transocean Inc.	(a)	59,764	6,756,320
Valero Energy Corp.	(b)	113,718	7,639,575
XTO Energy Inc.		81,158	5,018,811
			258,882,776

OIL & GAS SERVICES—1.87%
Baker Hughes Inc.	(b)	66,198	5,982,313
BJ Services Co.	(b)	60,173	1,597,593
Halliburton Co.		188,210	7,227,264
National Oilwell Varco Inc.	(a)	36,239	5,236,536
Schlumberger Ltd.		248,106	26,051,130
Smith International Inc.	(b)	42,038	3,001,513
Weatherford International Ltd.	(a) (b)	70,294	4,722,351
			53,818,700

PACKAGING & CONTAINERS—0.12%
Ball Corp.		20,948	1,125,955
Bemis Co. Inc.		21,485	625,428
Pactiv Corp.	(a)	27,728	794,684
Sealed Air Corp.		32,585	832,873
			3,378,940

PHARMACEUTICALS—5.41%
Abbott Laboratories		318,286	17,066,495
Allergan Inc.	(b)	63,678	4,105,321
AmerisourceBergen Corp.		39,991	1,812,792
Barr Pharmaceuticals Inc.	(a) (b)	21,807	1,241,036
Bristol-Myers Squibb Co.		411,191	11,850,525
Cardinal Health Inc.		77,849	4,867,898
Express Scripts Inc.	(a)	55,412	3,093,098
Forest Laboratories Inc.	(a)	64,716	2,413,260
Gilead Sciences Inc.	(a)	195,773	8,001,243
Hospira Inc.	(a)	31,677	1,313,012
King Pharmaceuticals Inc.	(a)	49,069	575,089
Lilly (Eli) and Co.		202,991	11,556,278
Medco Health Solutions Inc.	(a)	57,817	5,226,079
Merck & Co. Inc.		449,372	23,228,039
Mylan Laboratories Inc.	(b)	48,862	779,838
Pfizer Inc.		1,443,943	35,275,527
Schering-Plough Corp.	(b)	331,873	10,497,143
Watson Pharmaceuticals Inc.	(a) (b)	20,369	659,956
Wyeth		277,054	12,342,756
			155,905,385

PIPELINES—0.40%
El Paso Corp.		144,037	2,444,308
Questar Corp.	(b)	35,056	1,841,492
Spectra Energy Corp.	(b)	129,222	3,163,355
Williams Companies Inc. (The)	(b)	121,831	4,149,564
			11,598,719

REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A	(a) (b)	37,669	1,048,705
			1,048,705

REAL ESTATE INVESTMENT TRUSTS—1.13%
Apartment Investment and Management Co. Class A	(b)	19,785	892,897
Archstone-Smith Trust		46,672	2,806,854
AvalonBay Communities Inc.	(b)	16,644	1,964,991
Boston Properties Inc.		24,445	2,539,836
Developers Diversified Realty Corp.		26,037	1,454,687
Equity Residential	(b)	59,683	2,528,172
General Growth Properties Inc.	(b)	50,596	2,712,958
Host Hotels & Resorts Inc.		106,903	2,398,903
Kimco Realty Corp.		49,309	2,229,260
ProLogis	(b)	52,261	3,467,517
Public Storage	(b)	25,483	2,004,238
Simon Property Group Inc.	(b)	46,606	4,660,600
Vornado Realty Trust	(b)	27,238	2,978,475
			32,639,388

RETAIL—4.94%
Abercrombie & Fitch Co. Class A	(b)	18,126	1,462,768
AutoNation Inc.	(a)	30,947	548,381
AutoZone Inc.	(a) (b)	10,604	1,231,549
Bed Bath & Beyond Inc.	(a) (b)	57,966	1,977,800
Best Buy Co. Inc.	(b)	82,444	3,794,073
Big Lots Inc.	(a) (b)	22,438	669,550
Circuit City Stores Inc.	(b)	28,318	223,995
Costco Wholesale Corp.		93,206	5,720,052
CVS Caremark Corp.		311,161	12,331,310
Darden Restaurants Inc.		30,097	1,259,860
Dillard’s Inc. Class A	(b)	12,144	265,104
Family Dollar Stores Inc.	(b)	30,816	818,473
Gap Inc. (The)		108,320	1,997,421
Home Depot Inc.	(b)	348,406	11,302,291
Kohl’s Corp.	(a)	66,845	3,832,224
Limited Brands Inc.	(b)	69,970	1,601,613
Lowe’s Companies Inc.		311,416	8,725,876
Macy’s Inc.		93,710	3,028,707
McDonald’s Corp.		249,266	13,577,519
Nordstrom Inc.	(b)	43,816	2,054,532
Office Depot Inc.	(a)	56,980	1,174,928
OfficeMax Inc.		15,379	527,038
Penney (J.C.) Co. Inc.	(b)	45,974	2,913,372
RadioShack Corp.	(b)	27,254	563,068
Sears Holdings Corp.	(a) (b)	16,764	2,132,381
Staples Inc.		147,665	3,173,321
Starbucks Corp.	(a)	154,558	4,049,420
Target Corp.		175,667	11,167,151
Tiffany & Co.	(b)	27,920	1,461,612
TJX Companies Inc. (The)		92,938	2,701,708
Walgreen Co.	(b)	205,786	9,721,331
Wal-Mart Stores Inc.		501,502	21,890,562
Wendy’s International Inc.		21,496	750,425
Yum! Brands Inc.		108,944	3,685,576
			142,334,991

SAVINGS & LOANS—0.33%
Hudson City Bancorp Inc.	(b)	104,226	1,602,996
Sovereign Bancorp Inc.	(b)	73,334	1,249,611
Washington Mutual Inc.	(b)	185,616	6,554,101
			9,406,708

SEMICONDUCTORS—2.69%
Advanced Micro Devices Inc.	(a) (b)	112,353	1,483,060
Altera Corp.	(b)	73,462	1,768,965
Analog Devices Inc.		68,403	2,473,452
Applied Materials Inc.		283,914	5,877,020
Broadcom Corp. Class A	(a) (b)	95,840	3,492,410
Intel Corp.		1,207,152	31,216,951
KLA-Tencor Corp.	(b)	40,629	2,266,286
Linear Technology Corp.	(b)	50,055	1,751,424
LSI Corp.	(a) (b)	158,238	1,174,126
MEMC Electronic Materials Inc.	(a)	46,070	2,711,680
Microchip Technology Inc.	(b)	45,195	1,641,482
Micron Technology Inc.	(a) (b)	154,267	1,712,364
National Semiconductor Corp.		55,211	1,497,322
Novellus Systems Inc.	(a) (b)	25,459	694,012
NVIDIA Corp.	(a) (b)	114,853	4,162,273
QLogic Corp.	(a)	31,492	423,567
Teradyne Inc.	(a) (b)	39,725	548,205
Texas Instruments Inc.		300,020	10,977,732
Xilinx Inc.		66,604	1,741,029
			77,613,360

SOFTWARE—3.43%
Adobe Systems Inc.	(a)	120,998	5,282,773
Autodesk Inc.	(a)	47,291	2,363,131
Automatic Data Processing Inc.	(b)	112,804	5,181,088
BMC Software Inc.	(a)	41,919	1,309,130
CA Inc.	(b)	83,826	2,156,005
Citrix Systems Inc.	(a)	36,633	1,477,043
Compuware Corp.	(a) (b)	50,433	404,473
Electronic Arts Inc.	(a) (b)	63,021	3,528,546
Fidelity National Information Services Inc.		33,273	1,476,323
Fiserv Inc.	(a)	35,501	1,805,581
IMS Health Inc.	(b)	40,862	1,252,012
Intuit Inc.	(a)	71,188	2,156,996
Microsoft Corp.		1,678,987	49,462,957
Novell Inc.	(a)	72,649	555,038
Oracle Corp.	(a)	818,310	17,716,412
Paychex Inc.	(b)	69,300	2,841,300
			98,968,808

TELECOMMUNICATIONS—6.45%
Alltel Corp.		73,405	5,114,860
AT&T Inc.		1,269,631	53,718,088
Avaya Inc.	(a)	92,122	1,562,389
CenturyTel Inc.	(b)	23,396	1,081,363
Ciena Corp.	(a) (b)	17,352	660,764
Cisco Systems Inc.	(a)	1,262,370	41,797,071
Citizens Communications Co.	(b)	67,725	969,822
Corning Inc.	(b)	323,114	7,964,760
Embarq Corp.		30,493	1,695,411
JDS Uniphase Corp.	(a) (b)	43,199	646,257
Juniper Networks Inc.	(a)	110,611	4,049,469
Motorola Inc.		485,793	9,001,744
QUALCOMM Inc.		344,183	14,545,174
Qwest Communications International Inc.	(a) (b)	328,410	3,008,236
Sprint Nextel Corp.		595,638	11,317,122
Tellabs Inc.	(a)	89,351	850,622
Verizon Communications Inc.		599,469	26,544,487
Windstream Corp.		97,365	1,374,794
			185,902,433

TEXTILES—0.03%
Cintas Corp.	(b)	27,820	1,032,122
			1,032,122

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.		33,232	926,508
Mattel Inc.		79,486	1,864,742
			2,791,250

TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.		64,093	5,202,429
C.H. Robinson Worldwide Inc.	(b)	34,894	1,894,395
CSX Corp.		89,239	3,813,182
FedEx Corp.		63,159	6,615,905
Norfolk Southern Corp.		81,109	4,210,368
Ryder System Inc.	(b)	12,552	615,048
Union Pacific Corp.		55,535	6,278,787
United Parcel Service Inc. Class B	(b)	219,606	16,492,411
			45,122,525

TOTAL COMMON STOCKS (Cost: $2,228,224,642)			2,796,735,499

Security		Shares or Principal	Value

SHORT-TERM INVESTMENTS—15.52%

MONEY MARKET FUNDS—15.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.32%	(c) (d)	78,468,360	78,468,360
BGI Cash Premier Fund LLC
5.37%	(c) (d) (e)	364,528,140	364,528,140
			442,996,500

U.S. TREASURY OBLIGATIONS—0.15%
U.S. Treasury Bill
3.78%, 12/27/07	(f) (g)	$ 4,400,000	4,360,369
			4,360,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $447,356,338)			447,356,869

TOTAL INVESTMENTS IN SECURITIES — 112.52%
(Cost: $2,675,580,980)			3,244,092,368
Other Assets, Less Liabilities — (12.52)%			(361,056,158)
NET ASSETS — 100.00%			$2,883,036,210

NVS	Non-Voting Shares
SP ADR	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2007, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (December 2007)	1,124	$86,441,220	$1,555,870

			$1,555,870

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

FEDERAL INCOME TAXES

As of September 30, 2007, the cost of investments for federal income tax purposes was $2,720,573,783. Net unrealized appreciation aggregated $523,518,585, of which $727,826,333 represented gross unrealized appreciation on securities and $204,307,748 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $4,400,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.     TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

3.     PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the nine months ended September 30, 2007, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investments, have remaining maturities of 397 calendar days or less than from the date of acquisition.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        BB&T Funds

By (Signature and Title)*        /s/ Keith F. Karlawish

                                                  Keith F. Karlawish, President

                                                  (principal executive officer)

Date        11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Keith F. Karlawish

                                                  Keith F. Karlawish, President

                                                  (principal executive officer)

Date        11/28/07

By (Signature and Title)*        /s/ Andrew J. McNally

                                                  Andrew J. McNally, Treasurer

                                                  (principal financial officer)

Date        11/28/07

* Print the name and title of each signing officer under his or her signature.